SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Athena Technology Solutions Holdings, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Schedule of Accounts Receivable
Accounts receivable consisted of the following as of December 31, 2025 and 2024:

	December 31,
(In thousands)	2025	2024
Billed accounts receivable	$17,911	$12,845
Unbilled accounts receivable	37,304	11,181
Less: Allowance for credit losses	—	—

Total accounts receivable	$55,215	$24,026

Schedule of Property Plant and Equipment Useful Lives
The estimated useful lives for consolidated financial statement reporting of depreciation
expense are:

Aircraft	5 to 20 years
Furniture and equipment	5 to 7 years
Computers and software	3 years
Leasehold improvements	lesser of 5 years or life of lease
Vehicles	5 years

Schedule of Favorable (Unfavorable) Impact of Changes in the Estimated Progress
The below table summarizes the favorable (unfavorable) impact of changes in the estimated progress towards completion across programs for the following periods:

(In thousands, except unit amounts)	Year Ended December 31,
	2025	2024
Revenue	$(2,433)	$5,464
Basic net (loss) income per Class A unit	$(0.03)	$0.07
Diluted net (loss) income per Class A unit	$(0.03)	$0.06

Schedule of Contract Assets
Contract assets as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Balance at beginning of year	$17,842	$53,483
Net change	61,838	(35,641)

Balance at end of year	$79,680	$17,842

Schedule of Contract Liabilities
Contract liabilities as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Balance at beginning of year	$3,162	$6,045
New additions to contract liabilities	10,264	2,535
Revenue recognized that was included in deferred revenue at the beginning of the period	(2,484)	(5,418)

Balance at end of year	$10,942	$3,162

Schedule of Disaggregation of Revenue From Contracts With Customers by Customer Location
The below table summarizes the favorable (unfavorable) impact of changes in the estimated progress towards completion across programs for the following periods (in thousands, except per unit amounts):

	Three Months Ended March 31,
	2026	2025
Revenue	$2,373	$(154)
Basic and diluted net income (loss) per Class A unit	$0.03	$0.00

The following table presents the disaggregation of revenue from contracts with customers by customer location for the years ended December 31, 2025 and 2024. In addition, refer to the consolidated statements of operations for the disaggregation of revenue by products versus services and to Note 15 for disaggregation of revenue by reportable segment.

(In thousands)	Year Ended December 31,
	2025	2024
United States	$424,026	$383,992
Other foreign countries	8,907	8,200

Total revenue	$432,933	$392,192

Schedule of Derivative Liability	The following table presents the liability balance as of December 31, 2025 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	—	—	$19,999	$19,999

Total	—	—	$19,999	$19,999

Schedule of Contingent Liability	The following table presents the liability balance as of December 31, 2024 (in thousands):.

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	—	—	$98,150	$98,150

Total	—	—	$98,150	$98,150

Schedule of Earnings (loss) Per Class A Unit
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net income per Class A unit for the three months ended March 31, 2026 and 2025 (in thousands, except unit and per unit amounts):

	Three Months Ended March 31,
	2026	2025
Numerator
Net income (loss) attributable to the Company	$20,926	$(27,329)
Series A preferred units accretion	(1,362)	—

Net income (loss) attributable to Class A unitholders - basic and diluted	$19,564	$(27,329)

Denominator
Weighted-average units outstanding - basic and diluted	88,478,380	88,532,824
Basic and diluted net income (loss) per unit	$0.22	$(0.31)
The following table presents earnings (loss) per Class A unit for the years ended December 31, 2025 and 2024:

(In thousands, except unit amounts)	Year Ended December 31,
	2025	2024
Numerator
Net (loss) income attributable to ATSH	$(16,886)	$78,549
Series A preferred units accretion	(450)	—

Net (loss) income attributable to Class A unitholders – basic	(17,336)	78,549
Less: Change in fair value of contingent consideration related to Class A units	—	(44,775)

Net (loss) income attributable to Class A unitholders – diluted	$(17,336)	$33,774

Denominator:
Weighted-average units outstanding - basic	88,532,824	80,432,217
Dilutive effect of contingent consideration Class A units earned as of December 31, 2024	—	7,786,951

Weighted-average units outstanding - diluted	88,532,824	88,219,168

Basic net (loss) income per unit	$(0.20)	$0.98
Diluted net (loss) income per unit	$(0.20)	$0.38

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
During the three months ended March 31, 2026, the derivative liability was adjusted as follows (in thousands):

Derivative Liability
Balance at December 31, 2025	$19,999
Issuance of Series A preferred units	3,142
Change in fair value of derivative liability	2,400

Balance at March 31, 2026	$25,541